Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
CURRENT ASSETS
Cash	$ 1,609,079	$ 1,903,867
Short-term investments	132,114	1,703,314
Accounts receivable, net	7,534,786	6,152,807
Inventories, net	2,143,385	1,596,492
Advance to suppliers, net	3,187,116	4,094,312
Acquisition deposit	1,000,000	1,000,000
Prepaid expenses and other current assets	95,286	98,960
TOTAL CURRENT ASSETS	15,701,766	16,549,752
Property, plant and equipment, net	23,069,191	19,228,642
Intangible assets, net	416,024	411,056
Right-of-use lease assets, net	171,380	201,007
Deferred tax assets, net	22,774	22,342
TOTAL ASSETS	39,381,135	36,412,799
CURRENT LIABILITIES
Short-term loans	1,615,503	41,381
Current portion of long-term loans	1,845,275	448,005
Accounts payable	553,750	380,385
Due to related parties	272,942	245,104
Taxes payable	3,328,986	5,052,018
Deferred revenue	673,974	1,096,101
Accrued expenses and other current liabilities	73,710	41,711
Finance lease liabilities, current	114,216	161,286
Operating lease liability, current	69,167	62,871
TOTAL CURRENT LIABILITIES	8,547,523	7,528,862
Long-term loans	1,080,402	2,173,532
Finance lease liabilities, noncurrent		28,953
Operating lease liability, noncurrent	113,478	146,703
TOTAL LIABILITIES	9,741,403	9,878,050
EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,350,381 and 8,330,000 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	835	833
Additional paid in capital	15,630,251	15,540,433
Statutory reserve	1,050,721	1,050,721
Retained earnings	11,741,354	9,192,676
Accumulated other comprehensive income	710,020	222,221
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	29,133,181	26,006,884
Non-controlling interest	506,551	527,865
TOTAL SHAREHOLDERS’ EQUITY	29,639,732	26,534,749
TOTAL LIABILITIES AND EQUITY	$ 39,381,135	$ 36,412,799